Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 7,819,514	$ 8,446,158
Unbilled revenue		171,254
Research and development incentives receivable, current		23,894
Deferred issuance cost	103,847
Prepaid expenses and other current assets	905,269	866,014
Total current assets	8,828,630	9,507,320
Security deposit	22,777	22,777
Office furniture and equipment, net	6,113	11,927
Right-of-use lease assets	108,963	229,834
Research and development incentives receivable, net of current portion		25,468
Total assets	8,966,483	9,797,326
Current liabilities:
Accounts payable	667,896	1,111,226
Accrued expenses	2,359,339	2,418,002
Accrued compensation	336,442	251,115
Lease liabilities, current	111,862	121,765
Convertible debt	1,372,873	2,250,000
Total current liabilities	4,848,412	6,152,108
Non-current liabilities:
Convertible debt	0	1,010,934
Lease liabilities, net of current portion		111,862
Total liabilities	4,848,412	7,274,904
Commitments and contingencies (Note 10)
Shareholders' equity:
Preferred stock, 350,000 shares authorized; none issued or outstanding at December 31, 2024 and December 31, 2023, respectively
Common stock, $.001 par value; 75,000,000 shares authorized; 2,514,499 and 648,761 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively	2,514	649
Additional paid-in capital	238,040,520	228,203,706
Accumulated other comprehensive income	45,789	22,243
Accumulated deficit	(233,970,752)	(225,704,176)
Total shareholders' equity	4,118,071	2,522,422
Total liabilities and shareholders' equity	$ 8,966,483	$ 9,797,326